Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025 USD ($) CompensationPlan	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥) CompensationPlan	Feb. 01, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Significant Accounting Policies [Line Items]
Net Income (Loss)	$ 110,000	$ 29,146,000	$ (50,448,000)
Revenue from Contract with Customer, Excluding Assessed Tax	$ 0	5,000,000
Estimated useful life of the real estate property held for sales type lease	37 years			37 years
Cash and cash equivalents	$ 43,503,000	26,861,000
Restricted cash, including margin accounts and certificates of deposit related to loans	7,100,000	700,000
Security cash deposit	100,000	3,500,000
Short term investment	17,781,000	0		¥ 125,000,000
Accounts Receivable, Related Parties	$ 3,300,000	6,100,000
Lease of lands, maximum term	50 years
Impairment of real estate recognized	$ 0	0
Impairment loss on long-lived assets			$ 0
Advertising and promotion expenses	$ 2,000,000	300,000
Number of stock-based employee compensation plans | CompensationPlan	2			2
Maximum insurance coverage for deposits and foreign currency deposits						$ 71,124,000	¥ 500,000
Amount covered by deposit insurance regulation	$ 1,100,000	600,000
Wuxi property with a carrying amount	10,100,000
Disposal of property with carrying amount	32,000,000
Payments to the propertys master tenant and its sublessee	3,100,000
Gain recognized in other income	17,395,000
Concentration of Credit Risk
Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 33,800,000	$ 11,700,000
Concentration of Credit Risk | One Customer | Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk percentage		15.00%
Buildings
Significant Accounting Policies [Line Items]
Estimated useful lives	20 years			20 years	47 years
Other Income
Significant Accounting Policies [Line Items]
Gain recognized in other income	$ 18,800,000
Dongguan [Member]
Significant Accounting Policies [Line Items]
Security cash deposit	700,000
Shenzhen [Member]
Significant Accounting Policies [Line Items]
Impairment loss on long-lived assets	$ 400,000	$ 3,400,000
Minimum
Significant Accounting Policies [Line Items]
Short-term investments maturities in structured deposits	30 days
Minimum | Buildings
Significant Accounting Policies [Line Items]
Estimated useful lives	20 years			20 years
Maximum
Significant Accounting Policies [Line Items]
Short-term investments maturities in structured deposits	31 days
Lease term percentage of remaining economic life of underlying asset	75.00%
Lease term of minimum lease payments percentage of fair value of underlying asset	90.00%
Right of use asset and lease liabilities, lease term	12 months			12 months
Maximum | Buildings
Significant Accounting Policies [Line Items]
Estimated useful lives	47 years			47 years
Peoples Republic of China Court
Significant Accounting Policies [Line Items]
Restricted cash, including margin accounts and certificates of deposit related to loans	$ 2,200,000
Security cash deposit		$ 2,200,000